Summary of Significant Accounting Policies (Intangible Assets) (Details) - Favorable Lease Rates	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Favorable lease rates, original useful lives	32 years 4 months 24 days	33 years 4 months 24 days
Minimum
Finite-Lived Intangible Assets [Line Items]
Favorable lease rates, original useful lives	41 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Favorable lease rates, original useful lives	52 years